Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Land and improvements	$16,824	$16,828
Buildings and leasehold improvements	33,172	32,932
Furniture and office equipment	16,054	16,180
Computer software	18,645	17,370
Computer equipment	10,789	10,358
Construction in progress	403	25
Property and equipment, gross	95,887	93,693
Less accumulated depreciation	(40,832)	(38,573)
Property and equipment, net	$55,055	$55,120

Property and equipment, net consisted of the following as of December 31 (in thousands):

	2012	2011
Land and improvements	$16,828	$16,819
Buildings and leasehold improvements	32,932	29,032
Furniture and office equipment	16,180	12,832
Computer software	17,370	11,428
Computer equipment	10,358	7,954
Construction in progress	25	345
Property and equipment, gross	93,693	78,410
Less accumulated depreciation	(38,573)	(30,233)
Property and equipment, net	$55,120	$48,177